Acquisition of Lixin Cayman (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Schedule of estimated fair values for major classes of assets acquired and liabilities
Fair value
Net tangible assets (5)	$44,762,922
Customer relationship (1)	156,950
License (2)	1,983,277
Non-Compete Agreements (3)	2,454,127
Deferred tax liabilities recognized	(1,148,589)
Other intangible assets (4)	243,072
Less: Noncontrolling interests	(16,936,604)
Total purchase consideration	$31,515,155

Schedule of carrying amounts of major classes of acquired assets
December 20, 2019
Carrying amounts of major classes of acquired assets
Cash, cash equivalents and restricted cash	$21,442,122
Short-term investments	8,560,911
Accounts receivable, net	3,252,159
Loan receivable due from third parties	5,917,714
Pledged deposits	5,564,592
Other assets	2,537,990
Total assets	$47,275,488
Less: total liabilities	(2,512,566)
Net tangible assets	$44,762,922

Schedule of pro forma financial information includes various assumptions
	Roan	Lixin Cayman and its subsidiaries*	Pro Forma Adjustment**	Pro Forma Financial Data

Net revenues from services	$631,140	$2,591,381	$-	$3,222,521
Net interest (loss) income after provision for loan losses	(1,580,588)	1,075,726	50,681	(454,181)
Commission and fee income on guarantee services, net	3,789	1,829,566	(45,192)	1,788,163

Operating (Loss) Income	(945,659)	5,496,673	5,489	4,556,503

Other income, net	-	195,519	-	195,519

Total Operating Expenses	(1,366,710)	(2,087,917)	(855,729)	(4,310,356)

(Loss) Income Before Income Taxes	(2,312,369)	3,604,275	(850,240)	441,666

Income tax expenses	(244,741)	(936,982)	212,560	(969,163)
			-
Net (Loss) Income from continuing operations	(2,557,110)	2,667,293	(637,680)	(527,497)

Net income from discontinued operations, net of income tax	26,846,018	-	-	26,846,018

Net Income	24,288,908	2,667,293	(637,680)	26,318,521
Dividend – Convertible Redeemable Class A preferred stock	(686,400)	-	-	(686,400)
Net income attributable to noncontrolling interests	(76,108)	(90,928)	-	(167,036)
Net Income Attributable to Roan Holding Group Co., Ltd.’s shareholders	$23,526,400	$2,576,365	(637,680)	$25,465,085

Weighted average number of ordinary share outstanding
Basic	25,287,887	-	-	25,287,887
Diluted	25,287,887	-	-	25,287,887

Earnings per share
Basic	$0.93	-	-	$1.01
Diluted	$0.93	-	-	$1.01